Consolidated Statements of Changes in Shareholder's Equity/(Deficit)	USD ($) shares	CNY (¥) shares	Class A and B Ordinary Shares [Member] CNY (¥) shares	Treasury Shares [Member] CNY (¥)	Additional Paid-in Capital [Member] CNY (¥)	Accumulated Other Comprehensive Loss [Member] CNY (¥)	Retained Earnings/ (Loss) [Member] CNY (¥)
Beginning balance at Dec. 31, 2014		¥ (5,982,035,843)			¥ 2,717,419		¥ (5,984,753,262)
Beginning balance, Number of shares at Dec. 31, 2014 | shares			79,305,191
Capital contribution by shareholders		422,679,605			422,679,605
Share-based compensation (Note 18)		55,607,170			55,607,170
Shareholder distribution		(838,434,577)			(422,679,605)		(415,754,972)
Net income (loss)		(233,163,744)					(233,163,744)
Ending balance at Dec. 31, 2015		(6,575,347,389)			58,324,589		(6,633,671,978)
Ending balance, Number of shares at Dec. 31, 2015 | shares			79,305,191
Capital contribution by shareholders		2,546,172,365			2,546,172,365
Share-based compensation (Note 18)		22,133,620			22,133,620
Change in capital contribution			¥ 54,754		(2,546,172,365)		2,546,117,611
Net income (loss)		576,652,618					576,652,618
Ending balance at Dec. 31, 2016		¥ (3,430,388,786)	¥ 54,754		80,458,209		(3,510,901,749)
Ending balance, Number of shares at Dec. 31, 2016 | shares	79,305,191	79,305,191	79,305,191
Issuance of ordinary shares - Initial Public Offering ("IPO"), value		¥ 5,297,385,844	¥ 23,601		5,297,362,243
Issuance of ordinary shares - Initial Public Offering ("IPO"), Number of shares | shares			35,625,000
Canceled Shares		(10,895)	¥ (10,895)
Canceled Shares, Number of shares | shares			(15,814,019)
Conversion of convertible preferred shares to ordinary shares, value		5,943,978,230	¥ 147,380		2,129,833,063		3,813,997,787
Conversion of convertible preferred shares to ordinary shares, Number of shares | shares			222,460,486
Repurchase of ordinary shares, value		(421,164,802)		¥ (421,164,802)
Repurchase of ordinary shares, Number of shares | shares			(4,537,115)
Share-based compensation (Note 18)		64,055,851	¥ 6,136		64,049,715
Share-based compensation, number of shares | shares			8,798,912
Foreign currency translation adjustment	$ (11,980,305)	(77,947,461)				¥ (77,947,461)
Net income (loss)	332,671,230	2,164,458,820					2,164,458,820
Ending balance at Dec. 31, 2017	$ 1,466,327,528	¥ 9,540,366,801	¥ 220,976	¥ (421,164,802)	¥ 7,571,703,230	¥ (77,947,461)	¥ 2,467,554,858
Ending balance, Number of shares at Dec. 31, 2017 | shares			325,838,455